Income Taxes (Tables)	11 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of components of loss before income taxes

For the Period from
January 18, 2022
(date of inception) to
December 31, 2022
U.S. operations	$(15,253)
Non-U.S. operations	(12,080)
Total loss before income taxes	$(27,333)

Schedule of reconciliation of the U.S. statutory federal income tax rate to effective tax rate

For the Period from January 18, 2022 (date of inception) to December 31, 2022
Statutory income tax rate	21.0%
Statutory income taxes, net of federal benefit	3.9%
Permanent differences	(0.2)%
Impact of non-U.S. earnings	(1.2)%
Change in valuation allowance	(23.5)%
Income tax provision (benefit)	—%

Schedule of significant components of net deferred tax asset

December 31,
2022
Deferred tax assets:
Net operating loss carryforward	$1,309
Accrued expenses and other	39
Capitalized research and development	51
Intangible assets acquired	5,020
Total deferred income tax assets	6,419
Valuation allowance	(6,419)
Total deferred income tax assets, net	$—